SHARE-BASED COMPENSATION - Outstanding and exercisable (Details)	9 Months Ended
Dec. 31, 2017 $ / shares shares
Options outstanding at the end of the period
Number of Shares | shares	2,377,067
Exercise Price per Share (in dollars per share) | $ / shares	$ 2.18
Remaining Contractual Life	7 years 5 months 16 days
Options exercisable as of the end of the period
Number of Shares | shares	842,337
Exercise Price per Share (in dollars per share) | $ / shares	$ 2.54
Remaining Contractual Life	6 years 2 months 23 days
Exercise price one
Options outstanding at the end of the period
Number of Shares | shares	100,000
Exercise Price per Share (in dollars per share) | $ / shares	$ 4.75
Remaining Contractual Life	26 days
Options exercisable as of the end of the period
Number of Shares | shares	100,000
Exercise Price per Share (in dollars per share) | $ / shares	$ 4.75
Remaining Contractual Life	26 days
Exercise price two
Options outstanding at the end of the period
Number of Shares | shares	7,607
Exercise Price per Share (in dollars per share) | $ / shares	$ 2.69
Remaining Contractual Life	1 year 1 month 28 days
Options exercisable as of the end of the period
Number of Shares | shares	7,607
Exercise Price per Share (in dollars per share) | $ / shares	$ 2.69
Remaining Contractual Life	1 year 1 month 28 days
Exercise price three
Options outstanding at the end of the period
Number of Shares | shares	1,469,460
Exercise Price per Share (in dollars per share) | $ / shares	$ 2.24
Remaining Contractual Life	7 years 1 month 13 days
Options exercisable as of the end of the period
Number of Shares | shares	734,730
Exercise Price per Share (in dollars per share) | $ / shares	$ 2.24
Remaining Contractual Life	7 years 1 month 13 days
Exercise price four
Options outstanding at the end of the period
Number of Shares | shares	750,000
Exercise Price per Share (in dollars per share) | $ / shares	$ 1.71
Remaining Contractual Life	9 years 18 days
Exercise price five
Options outstanding at the end of the period
Number of Shares | shares	50,000
Exercise Price per Share (in dollars per share) | $ / shares	$ 2.35
Remaining Contractual Life	9 years 7 months 10 days